Deferred Tax Assets and Liabilities - Summary of Deferred Tax Assets and Liabilities by Type of Temporary Difference (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Disclosure Of Deferred Taxes [line items]
Assets	$ 1,719	$ 1,517	[1]	$ 1,251
Liabilities	(12,824)	(13,165)	[1]	$ (13,107)
Net	(11,105)	(11,648)
Netting by taxable entity, Assets	(1,631)	(1,738)
Netting by taxable entity, Liabilities	1,631	1,738
Net deferred tax assets/(liabilities), Assets	1,719	1,517
Net deferred tax assets/(liabilities), Liabilities	(12,824)	(13,165)
Property, Plant and Equipment [member]
Disclosure Of Deferred Taxes [line items]
Assets	415	381
Liabilities	(2,550)	(2,665)
Net	(2,135)	(2,284)
Intangibles [member]
Disclosure Of Deferred Taxes [line items]
Assets	112	115
Liabilities	(10,327)	(10,665)
Net	(10,215)	(10,550)
Inventory [member]
Disclosure Of Deferred Taxes [line items]
Assets	119	101
Liabilities	(67)	(67)
Net	52	34
Trades and Other Receivables [member]
Disclosure Of Deferred Taxes [line items]
Assets	52	142
Liabilities	(1)	(62)
Net	51	80
Interest Bearing Loans and Borrowings [member]
Disclosure Of Deferred Taxes [line items]
Assets	706	535
Liabilities	(603)	(618)
Net	103	(83)
Employee Benefits [member]
Disclosure Of Deferred Taxes [line items]
Assets	631	673
Liabilities	(3)	(5)
Net	628	668
Provisions [member]
Disclosure Of Deferred Taxes [line items]
Assets	467	483
Liabilities	(22)	(27)
Net	445	456
Derivatives [member]
Disclosure Of Deferred Taxes [line items]
Assets	23	33
Liabilities	(21)	(58)
Net	2	(25)
Other Items [member]
Disclosure Of Deferred Taxes [line items]
Assets	311	215
Liabilities	(861)	(736)
Net	(550)	(521)
Loss Carry Forwards [member]
Disclosure Of Deferred Taxes [line items]
Assets	515	577
Net	515	577
Gross Deferred Tax Assets/(Liabilities) [member]
Disclosure Of Deferred Taxes [line items]
Assets	3,350	3,255
Liabilities	(14,455)	(14,903)
Net	$ (11,105)	$ (11,648)

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.